STOCKHOLDERS' EQUITY	6 Months Ended
Dec. 31, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY
NOTE 10 -    STOCKHOLDERS’ EQUITY
On October 5, 2020, the Company declared a regular annual cash dividend of $0.20 per share to the holders of the Company’s ordinary shares. The record date was October 22, 2020, and the dividend was paid on November 20, 2020.